UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
December 31, 2003

Check here if Amendment []; Amendment Number:

This Amendment (check one only):	[] is a restatement,
[] adds new holding entries

Institutional Investment Manager filing this report:

Name:				GMT Capital Corp
Address:			2100 RiverEdge Parkway, #840
				Atlanta, GA 30328

Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	February 13, 2003

			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total:	$294,021

List of other Included Managers: 		None











GMT Capital
13F Information Table
December 31, 2003

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMC Entertainment Inc.         COM              001669100     4398   289160 SH       SOLE
Anadarko Petroleum             COM              032511107     4545    89100 SH       SOLE
Ashland Inc.                   COM              044204105     5470   124160 SH       SOLE
Burlington Resources           COM              122014103      234     4229 SH       SOLE
Canadian Natural Resources     COM              136385101    49461   981370 SH       SOLE
Caremark RX                    COM              141705103     7563   298570 SH       SOLE
Carrington Laboratories, Inc.  COM              144525102       59    14300 SH       SOLE
Celenese                       COM              d1497a101    20539   504777 SH       SOLE
Conoco Phillips                COM              20825c104    12680   193380 SH       SOLE
Del Monte Foods                COM              24522p103     2823   271416 SH       SOLE
Devon Energy Corp              COM              25179M103    22133   386530 SH       SOLE
Electronic Arts                COM              285512109     1112    23320 SH       SOLE
Genesis Microchip              COM              37184c103      481    26640 SH       SOLE
Healthsouth Corp.              COM              421924101    22704  4946390 SH       SOLE
Houston Exploration Co         COM              442120101     1640    44900 SH       SOLE
Humana Inc                     COM              444859102    13509   591200 SH       SOLE
Liberty Media                  COM              530718105    27431  2307078 SH       SOLE
MapInfo Corporation            COM              565105103     3620   358744 SH       SOLE
Nexen                          COM              65334h102    14868   411070 SH       SOLE
Ocular Sciences                COM              675744106     6530   227458 SH       SOLE
Pioneer Natural Resources      COM              723787107     5644   176750 SH       SOLE
Presstek                       COM              741113104       79    10951 SH       SOLE
Protein Design Labs            COM              74369l103     4765   266200 SH       SOLE
Qwest Communications           COM              749121109     9320  2157375 SH       SOLE
Republic Services              COM              760759100    12593   491330 SH       SOLE
Speedway Motorsports           COM              847788106     2277    78720 SH       SOLE
Spinnaker Exploration          COM              84855w109     5109   158330 SH       SOLE
Triad Hospitals, Inc.          COM              89579k109     1047    31480 SH       SOLE
Tyson Foods                    COM              902494103    15097  1140254 SH       SOLE
United Globalcom               COM              913247508     4851   572050 SH       SOLE
Valassis Communications        COM              918866104     8892   302960 SH       SOLE
Vision Sciences Inc. Delaware  COM              927912105      132    76800 SH       SOLE
Williams Companies, Inc.       COM              969457100     2396   244000 SH       SOLE
Xybernaut                      COM              984149104       19    12100 SH       SOLE